SCHEDULE OF BASIC AND DILUTIVE LOSS PER SHARE (Details) - USD ($)	3 Months Ended		9 Months Ended				12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Loss per Common Share
Net income (loss) available to common stockholders	$ 1,195,000	$ 97,000	$ (7,292,000)		$ (5,348,000)
Weighted Average Number of Shares Outstanding, Diluted	9,095,504	4,220,259	7,341,204	4,864,540	3,726,259	2,699,210	2,811,872	1,623,397
Earnings Per Share, Diluted	$ 0.13	$ 0.03	$ (0.99)	$ (1.32)	$ (1.44)	$ (0.61)	$ (1.65)	$ 0.14